Common Share Purchase Warrants - Schedule of warrants outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jul. 31, 2020 CAD ($) $ / shares shares	Jul. 31, 2020 $ / shares	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2018 shares
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	133,517,607		29,585,408	26,425,504
Net book value | $	$ 99,067		$ 60,925
Classified as Equity
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	120,044,551		29,478,272
Net book value | $	$ 95,617		$ 60,432
Classified as Equity | 2018 Equity financing exercise price of $5.60 expired January 30, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		10,512,208
Net book value | $	$ 0		$ 5,674
Warrants exercise price | $ / shares	$ 5.60
Warrants expiration date	Jan. 30, 2020
Classified as Equity | February 2018 financing warrants exercise price of $27.64 expired February 16, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		4,413,498
Net book value | $	$ 0		$ 1,331
Warrants exercise price | $ / shares	$ 27.64
Warrants expiration date	Feb. 16, 2020
Classified as Equity | June 2019 financing warrants exercise price of $15.79 expiring June 19, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	2,184,540		2,184,540
Net book value | $	$ 10,022		$ 9,998
Warrants exercise price | $ / shares	$ 15.79
Warrants expiration date	Jun. 19, 2023
Classified as Equity | April 2020 underwritten public offering warrants Exercise price of $0.96 expiring April 13, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	56,017,500		0
Net book value | $	$ 18,906		$ 0
Warrants exercise price | $ / shares	$ 0.96
Warrants expiration date	Apr. 13, 2025
Classified as Equity | May 2020 underwritten public offering warrants Exercise price of $1.05 expiring May 21, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	31,410,050		0
Net book value | $	$ 10,805		$ 0
Warrants exercise price | $ / shares	$ 1.05
Warrants expiration date	May 21, 2025
Classified as Equity | Conversion Unit warrants Exercise price of $1.00 expiring June 10, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	14,746,875		0
Net book value | $	$ 11,426		$ 0
Warrants exercise price | $ / shares	$ 1.00
Warrants expiration date	Jun. 10, 2023
Classified as Equity | Conversion Unit warrants Exercise price of $1.00 expiring June 30, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	3,915,625		0
Net book value | $	$ 1,928		$ 0
Warrants exercise price | $ / shares	$ 1.00
Warrants expiration date	Jun. 30, 2023
Classified as Equity | Broker/Consultant warrants exercise price of $20.85 expired February 16, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		264,809
Net book value | $	$ 0		$ 160
Warrants exercise price | $ / shares	$ 20.85
Warrants expiration date	Feb. 16, 2020
Classified as Equity | Broker/consultant warrants exercise price of $11.84 expired June 19, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		262,021
Net book value | $	$ 0		$ 610
Warrants exercise price | $ / shares	$ 11.84
Warrants expiration date	Jun. 19, 2020
Classified as Equity | Broker/consultant warrants Exercise price of $0.75 expiring November 3, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	175,618		175,618
Net book value | $	$ 78		$ 78
Warrants exercise price | $ / shares	$ 0.75
Warrants expiration date	Nov. 03, 2021
Classified as Equity | Broker/consultant warrants Exercise price of $0.75 expiring March 14, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	94,282		94,282
Net book value | $	$ 66		$ 66
Warrants exercise price | $ / shares	$ 0.75
Warrants expiration date	Mar. 14, 2022
Classified as Equity | Broker/consultant warrants Exercise price of $15.79 expiring June 19, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	61		61
Net book value | $	$ 0		$ 0
Warrants exercise price | $ / shares	$ 15.79
Warrants expiration date	Jun. 19, 2023
Classified as Equity | Inner Spirit warrants Exercise price of $15.63 expired July 21, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		71,235
Net book value | $	$ 0		$ 129
Warrants exercise price | $ / shares	$ 15.63
Warrants expiration date	Jul. 21, 2020
Classified as Equity | Joint Venture Molson warrants Exercise price of $6.00 expiring October 4, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	11,500,000		11,500,000
Net book value | $	$ 42,386		$ 42,386
Warrants exercise price | $ / shares	$ 6.00
Warrants expiration date	Oct. 04, 2021
Classified as Liability
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	13,473,056		107,136
Net book value | $	$ 3,450		$ 493
Classified as Liability | 2017 secured convertible debenture warrants exercise price of USD$0.76 expired November 14, 2019
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		107,136
Net book value | $	$ 0		$ 493
Warrants exercise price | $ / shares		$ 0.76
Warrants expiration date	Nov. 14, 2019
Classified as Liability | USD$25m Registered Direct Offering Warrants exercise price of USD$2.45 expiring December 31, 2024
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	7,485,032		0
Net book value | $	$ 1,917		$ 0
Warrants exercise price | $ / shares		2.45
Warrants expiration date	Dec. 31, 2024
Classified as Liability | USD$20m Registered Direct Offering Warrants exercise price of USD$2.45 expiring January 22, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	5,988,024		0
Net book value | $	$ 1,533		$ 0
Warrants exercise price | $ / shares		$ 2.45
Warrants expiration date	Jan. 22, 2025